Capitalization of PEMEX - Disclosure of Detailed Information About Capitalization Prepared as Per IAS 34 Explanatory (Parenthetical) (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2021 MXN ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Capitalization Prepared as Per IAS 34 [Line Items]
Short Term Leases	$ 7,227	$ 356
Short term indebtedness	468,639	$ 23,079	$ 391,097
Profit loss Attributable to Noncontrolling Interests	$ (143,602)